PARTNERSHIP CAPITAL (Tables)	12 Months Ended
Dec. 31, 2025
Equity [abstract]
Schedule of classes of share capital	Special and Limited Partnership Capital

	Special General Partner Units
MILLIONS, EXCEPT UNIT INFORMATION	2025		2024		2023
	Carrying Value	Units	Carrying Value	Units	Carrying Value	Units
Opening balance	$19	2,400,631	$19	2,400,631	$19	2,400,631
Ending balance	$19	2,400,631	$19	2,400,631	$19	2,400,631

	Limited Partnership Units
MILLIONS, EXCEPT UNIT INFORMATION	2025		2024		2023
	Carrying Value	Units	Carrying Value	Units	Carrying Value	Units
Opening balance	$6,210	461,855,350	$6,196	461,343,972	$6,092	458,380,315
Conversion from RPU to LP	—	—	—	—	100	3,287,267
Unit issuance	11	330,047	11	343,347	12	416,225
Units repurchased and cancelled(1)	(25)	(1,877,183)	—	—	(12)	(908,674)
Conversions	3	180,574	3	168,031	4	168,839
Ending balance	$6,199	460,488,788	$6,210	461,855,350	$6,196	461,343,972
(1)Includes 833,272 units repurchased that were financed with the proceeds of the sales of BIPC exchangeable shares sold under the BIPC ATM.
Non-controlling interest—Redeemable Partnership Units held by Brookfield

MILLIONS, EXCEPT UNIT INFORMATION	2025		2024		2023
	Carrying Value	Units	Carrying Value	Units	Carrying Value	Units
Opening balance	$2,628	190,299,956	$2,628	190,299,956	$2,728	193,587,223
Conversion of RPU to LP	—	—	—	—	(100)	(3,287,267)
Ending balance	$2,628	190,299,956	$2,628	190,299,956	$2,628	190,299,956
Non-controlling interest—BIPC exchangeable shares and class A.2 exchangeable shares

MILLIONS, EXCEPT SHARE INFORMATION	2025		2024		2023
	Carrying Value	Shares(1)	Carrying Value	Shares	Carrying Value	Shares
Opening balance	$2,514	132,051,909	$2,512	131,872,066	$1,757	110,567,671
Share issuance(2)	38	833,272	—	—	—	—
Issued in conjunction with the acquisition of Triton	—	—	—	—	751	21,094,441
Conversions	2	109,775	2	179,843	4	209,954
Ending balance	$2,554	132,994,956	$2,514	132,051,909	$2,512	131,872,066
(1)Includes 119,982,167 (December 31, 2024: 119,039,120) BIPC exchangeable shares and 13,012,789 (December 31, 2024: 13,012,789) class A.2 exchangeable shares.
(2)Includes 833,272 BIPC exchangeable shares issued under the BIPC ATM.
Non-controlling interest—Exchangeable Units

MILLIONS, EXCEPT UNIT INFORMATION	2025		2024		2023
	Carrying Value	Units	Carrying Value	Units	Carrying Value	Units
Opening balance	$388	5,738,152	$393	6,086,026	$401	6,464,819
Conversions	(4)	(290,349)	(5)	(347,874)	(8)	(378,793)
Ending balance	$384	5,447,803	$388	5,738,152	$393	6,086,026
Non-controlling interest - Perpetual Subordinated Notes

	Perpetual Subordinated Notes
US$ MILLIONS	2025	2024	2023
Opening balance	$293	$293	$293
Ending balance	$293	$293	$293
Preferred Unitholders’ Capital

MILLIONS, EXCEPT UNIT INFORMATION	2025		2024		2023
	Carrying Value	Units	Carrying Value	Units	Carrying Value	Units
Opening balance	$918	43,901,312	$918	43,901,312	$918	43,901,312
Repurchased and cancelled	(189)	(9,978,527)	—	—	—	—
Ending balance	$729	33,922,785	$918	43,901,312	$918	43,901,312